Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$181,922,599.16	0.9999044	$163,472,443.70	0.8984964	$18,450,155.46
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$252,212,599.16	0.1736726	$233,762,443.70	0.1609679	$18,450,155.46

Weighted Avg. Coupon (WAC)	5.00%		5.03%
Weighted Avg. Remaining Maturity (WARM)	27.32		26.49
Pool Receivables Balance	$285,105,176.22		$266,401,183.35
Remaining Number of Receivables	33,981		32,270

Adjusted Pool Balance	$282,124,625.54		$263,674,470.08

III. COLLECTIONS

Principal:
Principal Collections	$18,225,482.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$417,028.77
Total Principal Collections	$18,642,511.04

Interest:
Interest Collections	$1,178,573.75
Late Fees & Other Charges	$49,171.79
Interest on Repurchase Principal	$-
Total Interest Collections	$1,227,745.54

Collection Account Interest	$1,131.00
Reserve Account Interest	$463.02
Servicer Advances	$-

Total Collections	$19,871,850.60

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,871,850.60
Reserve Account Release	$-
Total Available for Distribution	$19,871,850.60

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$237,587.65		$237,587.65	$237,587.65
Collection Account Interest					$1,131.00
Late Fees & Other Charges					$49,171.79
Total due to Servicer					$287,890.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$122,797.75		$122,797.75

Total Class A interest:		$122,797.75		$122,797.75	$122,797.75

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$19,359,853.83

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$18,450,155.46

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$18,450,155.46
Class A Notes Total:	$18,450,155.46	$18,450,155.46
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$18,450,155.46	$18,450,155.46

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			909,698.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,980,550.68
Beginning Period Amount	$2,980,550.68
Current Period Amortization	$253,837.41
Ending Period Required Amount	$2,726,713.27
Ending Period Amount	$2,726,713.27
Next Distribution Date Required Amount	$2,487,825.57

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	10.60%	11.34%	11.34%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.21%	31,693	97.45%	$259,617,670.88
30 - 60 Days	1.40%	453	1.99%	$5,310,592.38
61 - 90 Days	0.34%	109	0.50%	$1,320,791.25
91 + Days	0.05%	15	0.06%	$152,128.84
		32,270		$266,401,183.35
Total
Delinquent Receivables 61 + days past due	0.38%	124	0.55%	$1,472,920.09
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	111	0.45%	$1,279,120.65
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	137	0.56%	$1,722,419.47
Three-Month Average Delinquency Ratio	0.36%		0.52%

Repossession in Current Period		36		$397,701.58
Repossession Inventory		64		$287,415.37

Charge-Offs
Gross Principal of Charge-Off for Current Period				$478,510.60
Recoveries				$(417,028.77)
Net Charge-offs for Current Period				$61,481.83

Beginning Pool Balance for Current Period				$285,105,176.22

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.30%
Net Loss Ratio for 2nd Preceding Collection Period				0.16%
Three-Month Average Net Loss Ratio for Current Period				0.24%

Cumulative Net Losses for All Periods				$12,351,917.05
Cumulative Net Losses as a % of Initial Pool Balance				0.81%

Principal Balance of Extensions				$1,216,959.95
Number of Extensions				98